INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Net income attributable to the Company - basic (in dollars)		$ 68,944	$ 118,471	$ 96,527
Net income attributable to the Company - diluted (in dollars)	[1]	$ 69,605	$ 119,121	$ 96,877
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share		60,189,004	59,170,050	58,612,596
Effect of dilutive securities
Convertible Bond		784,400	776,800	644,850
Share options		0	642,184	839,425
Restricted shares		38,106	22,422	37,332
Weighted average ordinary shares outstanding used in computing diluted income per share		61,011,510	60,611,456	60,134,203
Income per share - basic (in dollars per share)		$ 1.15	$ 2	$ 1.65
Income per share - diluted (in dollars per share)		$ 1.14	$ 1.97	$ 1.61

[1]	For the year ended June 30, 2016 and 2017, interest accretion related to the Convertible Bond of $650 and $661, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.